Quarterly Holdings Report
for

Fidelity Freedom® Blend Income Fund

June 30, 2021

FBF-YIN-QTLY-0821
1.9892459.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	56,860	$1,095,129
Fidelity Series Commodity Strategy Fund (a)	386,648	2,153,627
Fidelity Series Large Cap Growth Index Fund (a)	39,697	698,272
Fidelity Series Large Cap Stock Fund (a)	39,042	773,035
Fidelity Series Large Cap Value Index Fund (a)	95,407	1,474,043
Fidelity Series Small Cap Opportunities Fund (a)	20,214	368,303
Fidelity Series Value Discovery Fund (a)	32,450	545,802
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,495,687)		7,108,211

International Equity Funds - 12.3%
Fidelity Series Canada Fund (a)	34,797	487,852
Fidelity Series Emerging Markets Fund (a)	38,914	474,745
Fidelity Series Emerging Markets Opportunities Fund (a)	158,811	4,265,654
Fidelity Series International Growth Fund (a)	58,230	1,138,986
Fidelity Series International Index Fund (a)	38,734	476,433
Fidelity Series International Small Cap Fund (a)	18,045	401,863
Fidelity Series International Value Fund (a)	101,632	1,135,225
Fidelity Series Overseas Fund (a)	83,410	1,136,875
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,201,676)		9,517,633

Bond Funds - 55.5%
Fidelity Series Corporate Bond Fund (a)	586,805	6,542,879
Fidelity Series Emerging Markets Debt Fund (a)	45,614	425,119
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	13,534	140,343
Fidelity Series Floating Rate High Income Fund (a)	9,219	85,279
Fidelity Series Government Bond Index Fund (a)	768,548	8,161,977
Fidelity Series High Income Fund (a)	51,064	489,700
Fidelity Series Inflation-Protected Bond Index Fund (a)	846,346	9,292,875
Fidelity Series Investment Grade Bond Fund (a)	765,388	8,970,345
Fidelity Series Investment Grade Securitized Fund (a)	598,596	6,195,465
Fidelity Series Long-Term Treasury Bond Index Fund (a)	279,013	2,335,335
Fidelity Series Real Estate Income Fund (a)	25,412	295,285
TOTAL BOND FUNDS
(Cost $41,755,703)		42,934,602

Short-Term Funds - 23.0%
Fidelity Cash Central Fund 0.06% (b)	323	323
Fidelity Series Government Money Market Fund 0.08% (a)(c)	4,745,936	4,745,936
Fidelity Series Short-Term Credit Fund (a)	300,789	3,056,017
Fidelity Series Treasury Bill Index Fund (a)	1,002,811	10,028,107
TOTAL SHORT-TERM FUNDS
(Cost $17,800,867)		17,830,383
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $72,253,933)		77,390,829
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,255)
NET ASSETS - 100%		$77,389,574

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$49	$100,323	$100,049	$--	$--	$323	0.0%
Total	$49	$100,323	$100,049	$--	$--	$323

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$892,970	$294,862	$199,738	$--	$10,647	$96,388	$1,095,129
Fidelity Series Canada Fund	317,176	178,359	38,009	--	216	30,110	487,852
Fidelity Series Commodity Strategy Fund	1,724,256	520,165	323,740	--	9,450	223,496	2,153,627
Fidelity Series Corporate Bond Fund	5,247,396	1,603,796	473,352	37,545	5,034	160,005	6,542,879
Fidelity Series Emerging Markets Debt Fund	339,733	106,310	30,188	4,150	50	9,214	425,119
Fidelity Series Emerging Markets Debt Local Currency Fund	113,537	34,817	11,757	--	211	3,535	140,343
Fidelity Series Emerging Markets Fund	444,602	132,299	120,790	--	(253)	18,887	474,745
Fidelity Series Emerging Markets Opportunities Fund	3,997,024	1,177,271	1,087,482	--	(8,989)	187,830	4,265,654
Fidelity Series Floating Rate High Income Fund	68,439	21,919	5,536	755	17	440	85,279
Fidelity Series Government Bond Index Fund	6,469,567	2,097,441	508,992	18,559	(3,673)	107,634	8,161,977
Fidelity Series Government Money Market Fund 0.08%	4,686,510	1,241,647	1,182,221	742	--	--	4,745,936
Fidelity Series High Income Fund	394,272	125,118	40,185	5,266	312	10,183	489,700
Fidelity Series Inflation-Protected Bond Index Fund	7,443,571	2,305,103	625,283	--	538	168,946	9,292,875
Fidelity Series International Growth Fund	780,015	405,626	116,852	--	2,295	67,902	1,138,986
Fidelity Series International Index Fund	325,642	175,533	39,937	--	287	14,908	476,433
Fidelity Series International Small Cap Fund	281,307	135,556	35,510	--	715	19,795	401,863
Fidelity Series International Value Fund	779,121	441,700	99,846	--	1,062	13,188	1,135,225
Fidelity Series Investment Grade Bond Fund	7,180,846	2,221,828	564,567	40,232	3,293	128,945	8,970,345
Fidelity Series Investment Grade Securitized Fund	5,031,089	1,536,228	398,155	2,695	(639)	26,942	6,195,465
Fidelity Series Large Cap Growth Index Fund	563,503	182,050	119,237	2,987	9,996	61,960	698,272
Fidelity Series Large Cap Stock Fund	615,159	201,374	87,655	--	3,630	40,527	773,035
Fidelity Series Large Cap Value Index Fund	1,174,946	409,544	168,673	--	1,593	56,633	1,474,043
Fidelity Series Long-Term Treasury Bond Index Fund	1,699,334	717,553	207,423	11,698	(16,553)	142,424	2,335,335
Fidelity Series Overseas Fund	781,330	412,293	118,155	--	7,372	54,035	1,136,875
Fidelity Series Real Estate Income Fund	236,145	72,708	26,629	416	248	12,813	295,285
Fidelity Series Short-Term Credit Fund	2,311,484	932,297	184,022	9,432	(248)	(3,494)	3,056,017
Fidelity Series Small Cap Opportunities Fund	297,236	101,707	38,718	--	3,145	4,933	368,303
Fidelity Series Treasury Bill Index Fund	7,446,826	3,181,066	599,785	1,588	(974)	974	10,028,107
Fidelity Series Value Discovery Fund	434,135	148,872	60,140	--	1,878	21,057	545,802
Total	$62,077,171	$21,115,042	$7,512,577	$136,065	$30,660	$1,680,210	$77,390,506

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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